BUSINESS ACQUISTION (Details)	Jun. 05, 2015 USD ($) $ / shares shares
BUSINESS ACQUISITION [Line Items]
Period for which specified percentage of lock-up shares which will be removed on each anniversary date of the issuance date	3 years
Period for which specified percentage of lock-up shares which will be used to determine value of consideration date of the issuance date	3 years
JMU HK [Member]
BUSINESS ACQUISITION [Line Items]
Ordinary shares issued for consideration	741,422,780
Cash consideration | $	$ 30,000,000
Ordinary shares issued for consideration, subject to lock-up period	311,842,983
Stock price per American Depositary Shares (in dollars per share) | $ / shares	$ 10.39
Percentage of discount rate to the stock price for shares that are subject to lock-up	28.00%